USDT	6 Months Ended
Jun. 30, 2026
USDT [Abstract]
USDT
4.	USDT

The following table presents additional information about our cryptocurrency mining activities of BTC, LTC and DOGE paid in USDT amounts during the six months ended June 30, 2025 and 2026:

USDT
Value
Balance on January 1, 2025	$—
Revenue recognized from cryptocurrencies mined	12,764
Hosting fees settled in cryptocurrencies	(8,656)
Miners purchased with cryptocurrencies	(6,319)
Cryptocurrencies received from disposal of subsidiaries	4,096
Balance on June 30, 2025 (unaudited)	$1,885

Balance on January 1, 2026	$3,246
Revenue recognized from cryptocurrencies mined	21,555
Hosting fees settled in cryptocurrencies	(21,310)
Cryptocurrencies held by the mining host	(245)
Prepayment of development fees with cryptocurrencies	(3,240)
Balance on June 30, 2026 (unaudited)	$6